UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2008

Date of reporting period: 03/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Senior High Income Fund, Inc. (ARK) ANNUAL REPORT | FEBRUARY 29, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points

(1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slow-

ing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30.

Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to per-

meate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counter-

parts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quali-

ty government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 8.79%	–3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	–4.71	+0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.67	+7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	–0.60	–1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–1.39	–3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 29, 2008 Investment Objective

BlackRock Senior High Income Fund, Inc. (ARK) seeks to provide shareholders with as high a level of current income as is consistent with its investment policies and prudent investment management by investing principally in senior debt obligations of companies, including corporate loans made by banks and other financial institutions and both privately placed and publicly offered corporate bonds and notes.

Performance

For the year ended February 29, 2008, the Fund returned –16.94% based on market price, with dividends reinvested. The Fund’s return based on net asset value (“NAV”) was –9.76%, with dividends reinvested. For the same period, the Lipper High Current Yield Funds (Leveraged) category posted an average return of –16.04% on a NAV basis. Fund performance was hindered by our position in CCC-rated issues, whose spreads widened more than higher-rated securities. The Fund’s large leverage position (approximately 24% of total assets invested) and the poor performance of bank loans also were significant detractors from performance.

Fund Information

Symbol on New York Stock Exchange	ARK
Initital Offering Date	April 30, 1993
Yield on Closing Market Price as of February 29, 2008 ($4.91)*	11.49%
Current Monthly Distribution per share of Common Stock**	$.047
Current Annualized Distribution per share of Common Stock**	$.564
Leverage as of February 29, 2008***	24%

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change.

***	As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	2/29/08	2/28/07	Change	High	Low

Market Price	$4.91	$6.53	(24.81%)	$6.66	$4.55
Net Asset Value	$5.04	$6.17	(18.31%)	$6.22	$4.98

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Asset Mix	2/29/08	2/28/07

Corporate Bonds	52%	59%
Floating Rate Loan Interests	48	41

Credit Quality Allocations*

Credit Rating	2/29/08	2/28/07

BBB/Baa	1%	—
BB/Ba	29	20%
B/B	62	69
CCC/Caa	3	6
CC/Ca	2	1
Not Rated	3	4

*	Using the highest of Standard & Poor’s and Moody’s Investors Service Ratings.

4 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Senior High Income Fund, Inc. (the “Fund”) utilizes leverage through borrowings or issuance of short-term debt securities. The con-
cept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-
term portfolio investments. To the extent that the total assets of the
Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s Common Stock share-
holders will benefit from the incremental yield.

Leverage creates risks for Common Stock shareholders including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the
Common Stock’s yield and negatively impact its NAV and market price.
If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of lever-
age, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common
Stock shareholders will be reduced.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter con-
tracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index.
Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the
Fund will not be able to meet its obligations to pay the other party to the agreement.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

5

Schedule of Investments as of February 29, 2008 (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Aerospace & Defense — 1.0%
Vought Aircraft Industries, Inc., 8% due 7/15/2011	$ 3,050	$ 2,825,062

Auto Components — 2.4%
The Goodyear Tire & Rubber Co.:
8.663% due 12/01/2009 (b)	5,070	5,050,987
8.625% due 12/01/2011	1	1,040
Lear Corp., 8.75% due 12/01/2016	1,495	1,289,437
Metaldyne Corp., 11% due 6/15/2012	1,075	451,500
Venture Holdings Co. LLC (d):
12% due 6/01/2009 (e)	700	—
Series B, 9.50% due 7/01/2005 (c)	3,325	333

		6,793,297

Biotechnology — 0.7%
Angiotech Pharmaceuticals, Inc., 6.826%
due 12/01/2013 (b)	2,690	2,125,100

Building Products — 1.5%
CPG International I, Inc.:
11.468% due 7/01/2012 (b)	3,500	2,905,000
10.50% due 7/01/2013	1,500	1,320,000

		4,225,000

Chemicals — 3.9%
American Pacific Corp., 9% due 2/01/2015	610	591,700
ArCo Chemical Co., 9.80% due 2/01/2020	1,350	1,140,750
GEO Specialty Chemicals, Inc., 13.85%
due 12/31/2009 (a)(h)	4,382	3,281,023
Hannah (MT) Co., 6.89% due 9/22/2008	1,000	1,000,000
Hexion U.S. Finance Corp., 7.565%
due 11/15/2014 (b)	1,500	1,342,500
Ineos Group Holdings Plc, 8.50%
due 2/15/2016 (h)	775	581,250
NOVA Chemicals Corp., 7.863%
due 11/15/2013 (b)	3,845	3,268,250

		11,205,473

Commercial Banks — 0.2%
Investcorp SA, 7.54% due 10/21/2008	500	501,692

Commercial Services & Supplies — 0.2%
PNA Intermediate Holding Corp., 10.065%
due 2/15/2013 (b)(g)(h)	550	485,511

Containers & Packaging — 5.2%
Berry Plastics Holding Corp., 8.866%
due 9/15/2014 (b)	100	79,000
Clondalkin Acquisition BV, 6.991%
due 12/15/2013 (b)(h)	3,500	2,870,000
Graphic Packaging International Corp., 9.50%
due 8/15/2013	215	202,637
Packaging Dynamics Finance Corp., 10%
due 5/01/2016 (h)	4,285	3,385,150
Smurfit Kappa Funding Plc, 7.75% due 4/01/2015	5,150	4,635,000
Smurfit-Stone Container Enterprises, Inc.:
8.375% due 7/01/2012	800	752,000
8% due 3/15/2017	1,300	1,150,500
Wise Metals Group LLC, 10.25% due 5/15/2012	2,000	1,865,000

		14,939,287

	Par
Corporate Bonds	(000)	Value

Diversified Financial Services — 3.0%
Ford Motor Credit Co. LLC:
5.80% due 1/12/2009	$ 680	$ 657,294
7.127% due 1/13/2012 (b)	1,340	1,054,491
8.708% due 4/15/2012 (b)	250	239,339
Highland Legacy Ltd., 9.489% due 6/01/2011 (b)	4,000	3,410,800

		5,361,924

Diversified Telecommunication Services — 0.4%
Qwest Corp., 6.05% due 6/15/2013 (b)	1,025	986,563

Electric Utilities — 0.9%
NSG Holdings LLC, 7.75% due 12/15/2025 (h)	2,620	2,538,125

Electronic Equipment & Instruments — 1.9%
Communications & Power Industries, Inc., 8%
due 2/01/2012	3,000	2,943,750
NXP BV, 7.008% due 10/15/2013 (b)	3,125	2,523,438

		5,467,188

Energy Equipment & Services — 2.7%
Ocean RIG ASA, 8.681% due 4/04/2011 (b)	5,000	4,900,000
SemGroup LP, 8.75% due 11/15/2015 (h)	3,025	2,813,250

		7,713,250

Gas Utilities — 0.6%
El Paso Performance-Linked Trust, 7.75%
due 7/15/2011 (h)	1,525	1,581,917

Health Care Equipment & Supplies — 0.7%
Biomet, Inc., 11.625% due 10/15/2017 (h)	800	787,000
LVB Acquisition Merger, Inc. (h):
10% due 10/15/2017	600	620,250
10.375% due 10/15/2017 (g)	600	584,742

		1,991,992

Health Care Providers & Services — 0.8%
Community Health Systems, Inc. Series WI, 8.875%
due 7/15/2015	1,315	1,290,344
Universal Hospital Services, Inc.:
8.288% due 6/01/2015 (b)	460	432,400
8.50% due 6/01/2015 (g)	500	489,201

		2,211,945

Hotels, Restaurants & Leisure — 8.1%
American Real Estate Partners LP, 7.125%
due 2/15/2013	3,000	2,850,000
CCM Merger, Inc., 8% due 8/01/2013 (h)	4,475	3,915,625
Harrah’s Operating Co., Inc. (h):
10.75% due 2/01/2016	7,266	6,303,255
10.75% due 2/01/2018 (g)	2,130	1,695,149
Little Traverse Bay Bands of Odawa Indians, 10.25%
due 2/15/2014 (h)	1,210	1,211,513
Pinnacle Entertainment, Inc., 7.50%
due 6/15/2015 (h)	1,350	1,039,500
Shingle Springs Tribal Gaming Authority, 9.375%
due 6/15/2015 (h)	690	614,100
Snoqualmie Entertainment Authority, 6.936%
due 2/01/2014 (b)(h)	500	432,500

See Notes to Financial Statements.

6 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc., 7.75% due 8/15/2016	$ 1,000	$ 832,500
Tropicana Entertainment LLC Series WI, 9.625%
due 12/15/2014	895	429,600
Tunica-Biloxi Gaming Authority, 9%
due 11/15/2015 (h)	1,500	1,485,000
Universal City Florida Holding Co. I, 7.989%
due 5/01/2010 (b)	2,450	2,355,062

		23,163,804

Household Durables — 0.3%
Jarden Corp., 7.50% due 5/01/2017	970	849,963

Independent Power Producers & Energy Traders — 2.0%
Energy Future Holding Corp., 11.25%
due 11/01/2017 (g)(h)	1,500	1,427,828
Texas Competitive Electric Holdings Co. LLC (h):
10.25% due 11/01/2015	3,220	3,139,500
10.50% due 11/01/2016 (g)	1,200	1,127,619

		5,694,947

Leisure Equipment & Products — 1.3%
Quiksilver, Inc., 6.875% due 4/15/2015	3,525	2,784,750
True Temper Sports, Inc., 8.375% due 9/15/2011	1,750	892,500

		3,677,250

Machinery — 2.4%
Ahern Rentals, Inc., 9.25% due 8/15/2013	2,700	2,119,500
ESCO Corp., 8.866% due 12/15/2013 (b)(h)	1,540	1,362,900
Invensys Plc, 9.875% due 3/15/2011 (h)	1,838	1,938,619
RBS Global, Inc., 8.875% due 9/01/2016	835	709,750
Titan International, Inc., 8% due 1/15/2012	770	743,050

		6,873,819

Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%
due 12/15/2014	395	380,188

Media — 6.1%
Affinion Group, Inc.:
10.125% due 10/15/2013	120	117,600
11.50% due 10/15/2015	395	363,400
Cablevision Systems Corp. Series B, 9.644%
due 4/01/2009 (b)	3,175	3,175,000
Charter Communications Holdings LLC:
10% due 4/01/2009	1,750	1,509,375
11.125% due 1/15/2011	1,319	804,590
10% due 5/15/2011	660	399,300
Idearc, Inc., 8% due 11/15/2016	1,960	1,156,400
Mediacom LLC, 9.50% due 1/15/2013	1,875	1,640,625
NTL Cable Plc, 8.75% due 4/15/2014	350	299,250
Paxson Communications Corp., 7.508%
due 1/15/2012 (b)(h)	1,325	1,099,750
R.H. Donnelley Corp., 8.875% due 10/15/2017 (h)	800	468,000
Rainbow National Services LLC, 8.75%
due 9/01/2012 (h)	5,250	5,381,250
Windstream Regatta Holdings, Inc., 11%
due 12/01/2017 (h)	1,244	970,320

		17,384,860

	Par
Corporate Bonds	(000)	Value

Metals & Mining — 4.5%
Aleris International, Inc., 9% due 12/15/2014 (g)	$ 1,295	$ 942,856
Freeport-McMoRan Copper & Gold, Inc., 8.394%
due 4/01/2015 (b)	5,430	5,219,587
Indalex Holding Corp. Series B, 11.50%
due 2/01/2014	1,731	1,367,490
RathGibson, Inc., 11.25% due 2/15/2014	2,225	2,124,875
Ryerson, Inc., 10.614% due 11/01/2014 (b)(h)	3,360	3,108,000

		12,762,808

Oil, Gas & Consumable Fuels — 3.6%
Chaparral Energy, Inc., 8.50% due 12/01/2015	1,500	1,275,000
Compton Petroleum Finance Corp., 7.625%
due 12/01/2013	1,475	1,371,750
Peabody Energy Corp., 7.375% due 11/01/2016	4,530	4,688,550
Sabine Pass LNG LP, 7.50% due 11/30/2016	2,985	2,925,300

		10,260,600

Paper & Forest Products — 7.2%
Abitibi-Consolidated, Inc., 8.491%
due 6/15/2011 (b)	3,275	1,703,000
Ainsworth Lumber Co. Ltd. (b):
8.58% due 10/01/2010	4,575	3,294,000
8.83% due 4/01/2013	2,500	1,550,000
Bowater, Inc., 7.991% due 3/15/2010 (b)	7,400	5,365,000
Domtar Corp., 7.125% due 8/15/2015	1,775	1,668,500
NewPage Corp., 9.489% due 5/01/2012 (b)	5,175	5,071,500
Verso Paper Holdings LLC Series B, 6.989%
due 8/01/2014 (b)	2,300	1,955,000

		20,607,000

Pharmaceuticals — 1.3%
Elan Finance Plc:
7.065% due 11/15/2011 (b)	2,325	2,133,187
7.75% due 11/15/2011	1,650	1,555,125

		3,688,312

Real Estate Management & Development — 1.4%
Realogy Corp., 11% due 4/15/2014 (g)	6,000	3,840,000

Road & Rail — 0.6%
Atlantic Express Transportation Corp., 12.455%
due 4/15/2012 (b)	1,000	650,000
Swift Transportation Co., Inc. 10.815%
due 5/15/2015 (b)(h)	2,430	1,044,900

		1,694,900

Semiconductors & Semiconductor Equipment — 1.1%
Avago Technologies Finance Pte. Ltd., 10.626%
due 6/01/2013 (b)	766	760,255
Freescale Semiconductor, Inc., 9.125%
due 12/15/2014 (g)	1,140	866,400
Spansion, Inc., 6.201% due 6/01/2013 (b)(h)	2,180	1,591,400

		3,218,055

Specialty Retail — 0.8%
Michaels Stores, Inc., 10% due 11/01/2014	1,780	1,555,275
United Auto Group, Inc., 7.75% due 12/15/2016	915	782,325

		2,337,600

See Notes to Financial Statements.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Wireless Telecommunication Services — 0.7%
iPCS, Inc., 5.364% due 5/01/2013 (b)	$ 630	$ 504,000
Nordic Telephone Co. Holdings ApS, 8.875%
due 5/01/2016 (h)	1,200	1,182,000
Orascom Telecom Finance SCA, 7.875%
due 2/08/2014 (h)	395	368,812

		2,054,812

Total Corporate Bonds (Cost — $224,194,753) — 67.6%		189,442,244

Floating Rate Loan Interests

Aerospace & Defense — 2.0%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 4.73% due 3/31/2014	431	397,357
Term Loan, 6.83% due 3/26/2014	5,054	4,660,812
IAP Worldwide Services, Inc. Term Loan, 11.125%
due 12/31/2012	893	736,344

		5,794,513

Airlines — 0.4%
Delta Air Lines Credit Linked Deposit:
4.436% due 4/30/2012	69	58,438
6.832% due 4/30/2012	1,181	1,004,062

Auto Components — 1.7%
Allison Transmission Term Loan, 5.92% — 7.90%
due 8/07/2014	2,250	1,980,626
Goodyear Tire & Rubber Co., 2nd Lien Term
Loan, 6.43% due 4/30/2014	1,000	908,750
Intermet Corp.:
Term Loan B, 10.146% due 11/08/2010	447	397,943
Letter of Credit, 8.045% due 11/08/2010	648	576,852
Metaldyne Corp.:
DF Loan 5.17% due 1/11/2012	392	295,538
5.17% — 8.25% due 1/11/2012	58	43,462
United Components, Inc. Term Loan D,
5.10% — 6.38% due 6/30/2012	878	781,185

		4,984,356

Biotechnology — 0.3%
Talecris Biotherapeutics, Inc. First Lien Term Loan,
6.57% — 6.63% due 12/06/2013	997	797,985

Chemicals — 3.5%
Huish Detergents, Inc. Tranche B Term Loan, 6.83%
due 4/15/2014	995	804,706
Huntsman ICI Holdings B Dollar Loan, 4.875%
due 4/19/2014	1,121	1,063,277
ISP Chemco Term Loan B, 4.875% — 6.438%
due 5/25/2014	995	893,634
Rockwood Specialties Group, Inc. Tranche E Term
Loan, 4.744% due 7/30/2012	1,552	1,453,707
Wellman, Inc. First Lien Term Loan, 7.239%
due 2/10/2009 (d)(e)	8,000	5,712,000

		9,927,324

	Par
Floating Rate Loan Interests	(000)	Value

Commercial Services & Supplies — 6.4%
ARAMARK Corp.:
Letter of Credit, 4.22% due 1/24/2014	$ 263	$ 243,703
Term Loan, 6.705% due 1/24/2014	4,146	3,836,050
Euramax International Plc:
First Lien Term Loan, 10.55% due 6/29/2012	1,624	1,375,417
Second Lien Term Loan, 10.55%
due 6/29/2013	2,500	1,707,790
John Maneely Co. Term Loan, 6.345% — 7.693%
due 12/08/2013	1,123	972,270
Metokote Corp. Second Lien Term Loan,
6.13% — 6.25% due 11/27/2011	647	562,702
NES Rentals Holdings, Inc. Second Lien Term Loan,
10.625% due 7/12/2013	1,726	1,501,370
Waste Services, Inc. Tranche E, 7.40%
due 3/31/2011	7,000	6,510,334
West Corp. Term Loan B-2, 5.465% — 6.093%
due 10/24/2013	1,975	1,675,336

		18,384,972

Communications Equipment — 1.0%
Alltel Corp., Term Loan B, 5.866% due 5/18/2015	3,250	2,946,051

Computers & Peripherals — 0.7%
Intergraph Corp. Term Loan, 5.09% — 5.125%
due 5/29/2014	419	375,775
Reynolds and Reynolds Co. First Lien Term Loan,
6.843% due 10/31/2012	1,810	1,584,070

		1,959,845

Construction Materials — 0.3%
Headwaters, Inc. Term Loan B-1, 5.17% — 6.89%
due 4/30/2011	781	742,188

Containers & Packaging — 1.6%
Anchor Glass Container Corp. Term Loan, 7.08%
due 5/03/2013	1,113	1,035,284
Graham Packaging Co. LP Term Loan,
6.813% — 7.75% due 10/07/2011	1,985	1,796,921
Graphic Packaging International Corp. Term Loan B,
5.331% — 6.729% due 5/16/2014	957	856,958
Solo Cup Co. Term Loan, 6.59% — 8.38%
due 2/27/2011	920	838,150

		4,527,313

Distributors — 0.4%
Keystone Automotive Operations, Inc. 6.64% — 7.45%
due 1/12/2012	1,485	1,170,675

Diversified Financial Services — 0.7%
Chrysler Financial Corp. First Lien Term Loan, 9%
due 8/03/2012	3,500	3,039,432
J.G. Wentworth LLC First Lien Term Loan, 7.093%
due 4/15/2014	3,200	2,128,000

		5,167,432

Diversified Telecommunication Services — 0.9%
Winstar Communications Debtor In Possession,
6.366% due 12/31/2006 (c)	1,703	2,617,658

See Notes to Financial Statements.

8 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Electrical Equipment — 0.2%
Generac Power Systems, Inc. First Lien Term Loan,
7.203% due 11/10/2013	$ 735	$605,850

Energy Equipment & Services — 1.0%
Dresser, Inc.:
Term Loan B, 5.565% — 5.622%
due 5/04/2014	1,473	1,356,546
Second Lien Term Loan, 8.82% due 5/04/2015	1,000	867,500
MEG Energy Corp.:
Delayed Draw Term Loan, 6.73%
due 4/03/2013	164	147,938
Term Loan, 6.83% due 4/03/2013	491	446,301

		2,818,285

Food & Staples Retailing — 1.5%
Bolthouse Farms, Inc. Second Lien Term Loan,
10.33% due 12/01/2013	750	682,500
Dole Food Co., Inc.:
Credit Linked Deposit, 4.247% due 4/12/2013	229	192,633
Term Loan B, 5.125% — 7.125% due 4/12/2013	507	425,840
Term Loan C, 6.313% — 7.125%
due 4/12/2013	1,691	1,419,465
Eight O’ Clock Coffee First Lien Term Loan, 7.625%
due 7/21/2012	967	927,869
McJunkin Corp., 8.08% due 1/31/2014	495	466,538
Pierre Foods, Inc. Term Loan B, 6.97%
due 6/30/2010	1,402	918,285
Sturm Foods, Inc. First Lien Term Loan, 5.813%
due 1/30/2014	248	182,786

		5,215,916

Food Products — 0.6%
Jetro Holdings, Inc. Term Loan, 7.19%
due 5/11/2014	969	862,188

Health Care Equipment & Supplies — 1.0%
Biomet, Inc. Term Loan, 7.858% due 12/28/2014	1,995	1,906,721
ReAble Therapeutics Finance LLC Term Loan, 7.83%
due 5/20/2014	1,000	940,000

		2,846,721

Health Care Providers & Services — 0.8%
Community Health Systems, Inc. Term Loan B, 5.335%
due 6/18/2014	1,904	1,739,832
Sterigenics International, Inc. Term Loan B,
7.25% — 7.76% due 11/30/2013	489	439,720

		2,179,552

Hotels, Restaurants & Leisure — 4.0%
Cedar Fair LP Term Loan, 5.122% due 8/30/2012	2,955	2,740,763
Greenwood Racing, Inc. Term Loan, 5.38%
due 11/28/2011	743	679,388
Harrah’s Operating Company, Inc. Term Loan B2,
6.244% due 1/28/2015	1,000	916,071
Las Vegas Sands LLC Term Loan B, 6.58%
due 5/04/2014	1,194	1,060,421
OSI Restaurant Partners, Inc. Incremental Term Loan,
5.437% due 5/15/2014	1,202	976,431
QCE LLC First Lien Term Loan, 7% — 7.125%
due 5/05/2013	985	833,028

	Par
Floating Rate Loan Interests	(000)	Value

Hotels, Restaurants & Leisure (concluded)
Venetian Macau US Finance Co. LLC:
Delay Draw Term Loan, 7.08%
due 5/25/2012	$ 1,500	$1,355,114
Term Loan B, 7.08% due 5/25/2013	3,000	2,710,227

		11,271,443

IT Services — 5.4%
Activant Solutions Term Loan, 6.75% — 7.50%
due 5/02/2013	1,638	1,384,431
Alliance Data Systems Term Loan, 8.058%
due 12/15/2014	3,000	2,790,000
Audio Visual Services Corp.:
Second Lien Term Loan, 8.77% due 8/28/2014	500	460,000
Term Loan B, 5.52% due 2/28/2014	1,995	1,795,500
First Data Corp.:
Term Loan B1, 7.58% — 7.634%
due 9/24/2014	748	679,179
Term Loan B2, 7.58% due 9/24/2014	1,000	906,944
Term Loan B3, 7.58% due 9/24/2014	1,000	907,000
RedPrairie Corp.:
Term Loan, 6.125% — 8% due 7/31/2012	692	609,154
Term Loan, 8.188% due 7/20/2012	297	252,450
SunGard Data Systems, Inc. Term Loan B:
5.128% due 2/28/2014	5,500	5,065,731
5.128% due 2/28/2014	481	443,156

		15,293,545

Independent Power Producers & Energy Traders — 1.0%
TXU Corp.:
Term Loan B-2, 6.596% due 10/10/2014	998	909,803
Term Loan B-3, 6.596% due 10/10/2014	1,995	1,818,851

		2,728,654

Insurance — 0.2%
Alliant Holdings I Inc., 7.83% due 10/23/2014	499	443,888

Leisure Equipment & Products — 0.6%
Fender Musical Instruments Corp.:
Delay Draw Term Loan, 6.97% due 5/25/2014	667	560,467
Term Loan, 7.08% — 7.16% due 5/25/2014	1,328	1,115,330

		1,675,797

Machinery — 3.9%
Harrington Holdings, Inc. Term Loan, 7.08%
due 1/15/2014	993	873,400
Invensys Plc Term Loan A:
5.128% due 12/15/2010	1,529	1,472,059
6.604% due 1/15/2011	1,721	1,617,353
Lincoln Industrial Second Lien Term Loan, 10.87%
due 12/18/2014	1,000	900,000
Maxim Crane Term Loan B, 5.144% — 7%
due 6/29/2014	995	865,650
Navistar International Transportation Corp.:
Revolving Credit, 4.794% — 6.501%
due 6/30/2012	1,067	950,667
Term Loan, 6.501% due 6/30/2012	2,933	2,614,333
OshKosh Truck Corp. Term Loan B, 6.90%
due 12/06/2013	1,975	1,838,808

		11,132,270

See Notes to Financial Statements.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

9

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Media — 13.9%
Affinion Group, Inc. Term Loan, 9.266%
due 3/01/2012	$ 2,000	$1,640,000
Cequel Communications LLC:
Second Lien Term Loan, 9.239%
due 5/04/2014	4,789	3,603,761
Term Loan, 5.07% — 6.646% due 11/05/2013	1,639	1,370,078
Charter Communications, Inc. Term Loan, 5.26%
due 4/30/2014	6,000	5,267,142
ClientLogic Holding Corp. Term Loan,
5.622% — 7.343% due 1/30/2014	973	769,034
Ellis Communications Term Loan, 10%
due 12/30/2011	4,000	3,740,000
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 5.09% — 6.45%
due 8/28/2014	606	428,904
Term Loan, 5.09% due 8/28/2014	1,500	1,062,000
HMH Publishing First Lien:
Bridge Term Loan, 9.141% due 5/15/2009	364	347,727
Tranche A Term Loan, 9.141%
due 6/12/2014	2,636	2,372,727
Hanley-Wood LLC Term Loan, 6.305% — 6.979%
due 3/07/2014	995	745,628
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014	2,970	2,443,443
Insight Midwest Holdings LLC Term Loan B
6.73% due 4/03/2014	3,375	3,021,681
Knology, Inc. Term Loan, 6.953% due 3/15/2012	746	626,850
Mediacom Broadband Group Tranche D1:
4.87% — 4.95% due 1/31/2015	1,978	1,695,853
Mediacom Communications Term Loan C,
4.87% — 4.95% due 1/31/2015	2,542	2,189,147
Nielsen Finance LLC Term Loan,
5.346% due 8/09/2013	3,456	3,044,388
Penton Media Term Loan, 5.372% — 5.375%
due 2/15/2013	744	588,056
Thomson Learning Inc. Term Loan, 5.62% — 7.33%
due 6/30/2014	1,496	1,304,628
Univision Communications, Inc. Initial Term Loan,
5.375% — 5.494% due 9/30/2014	3,866	3,234,611

		39,495,658

Multi-Utilities — 0.2%
Brand Energy & Infrastructure Services, Inc. Letter of
Credit, 4.75% due 2/07/2014	500	465,000

Multiline Retail — 1.0%
Neiman Marcus Group, Inc. Term Loan,
4.931% — 6.90% due 4/06/2013	3,000	2,769,108

Oil, Gas & Consumable Fuels — 1.8%
Big West Oil LLC:
Delay Draw Term Loan, 5.375% due 5/15/2014	125	114,375
Term Loan, 5.50% due 5/15/2014	445	407,175
Petroleum Geo-Services ASA Term Loan, 6.58%
due 6/28/2015	995	923,691
SandRidge Energy, Inc. Term Loan, 8.354%
due 4/01/2014	1,000	905,000
Scorpion Drilling Ltd. Second Lien Term Loan,
12.406% due 5/08/2014	2,000	2,060,000
Western Refining Inc. Term Loan, 4.994%
due 5/30/2014	924	831,536

		5,241,777

	Par
Floating Rate Loan Interests	(000)	Value

Paper & Forest Products — 0.3%
Boise Cascade Holdings LLC First Lien Tranche B
Term Loan, 7.50% due 2/22/2014	$ 1,000	$ 983,750

Pharmaceuticals — 0.9%
Cardinal Health 409 Inc., 7.08% due 4/10/2014	2,985	2,462,625

Real Estate Management & Development — 2.1%
LNR Property Corp. Term Loan B, 6.36%
due 7/12/2011	4,400	3,586,000
Realogy Corp. Letter of Credit, 2.994%
due 10/10/2013	2,985	2,496,206

		6,082,206

Road & Rail — 0.4%
Swift Transportation Co., Inc. Term Loan, 6.50%
due 5/10/2014	1,686	1,300,363

Specialty Retail — 1.0%
ADESA, Inc. Term Loan, 7.08% due 10/18/2013	1,990	1,778,065
Burlington Coat Factory Warehouse Corp. Term
Loan, 5.34% due 4/15/2013	494	413,674
Claire’s Stores Term Loan B, 5.994% — 7.58%
due 5/24/2014	744	583,221

		2,774,960

Trading Companies & Distributors — 0.3%
United Rentals, Inc.:
Term Loan, 5.10% due 2/14/2011	727	689,129
Tranche B Credit Linked Deposit, 4.50%
due 2/14/2011	306	290,631

		979,760

Wireless Telecommunication Services — 1.4%
Centennial Cellular Operating Co. Term Loan,
6.83% due 2/09/2011	2,750	2,604,250
IPC Systems Tranche B1 Term Loan, 7.093%
due 5/25/2014	995	784,391
NG Wireless Term Loan, 5.872% — 7.593%
due 7/31/2014	610	579,144

		3,967,785

Total Floating Rate Loan Interests
(Cost — $205,725,977) — 63.4%		183,679,913

Common Stocks	Shares

Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (d)	142,466	142,466

Containers & Packaging — 0.1%
Smurfit Kappa Plc	18,171	261,206

Hotels, Restaurants & Leisure — 0.1%
Lodgian, Inc. (d)	41,866	374,701

Total Common Stocks (Cost — $2,818,960) — 0.3%		778,373

Warrants (i)

Wireless Telecommunication Services — 0.1%
American Tower Corp. (expires 8/01/2008)	600	324,000

Total Warrants (Cost — $39,036) — 0.1%		324,000

See Notes to Financial Statements.

10 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Beneficial
Other Interests (d)	Interest	Value

Auto Components — 0.0%
Cambridge Industries, Inc. (Litigation Trust
Certificates)	$ 4,130,972	$ 41

Media — 0.0%
Adelphia Preferred Escrow	2,500	0
Adelphia Recovery Trust Series ACC-6B INT	250,000	25

		25

Total Other Interests (Cost — $25) — 0.0%		66

	Par
Short-Term Securities	(000)	Value

Federal Home Loan Bank, 1.46%
due 3/03/2008	$ 1,900	$ 1,900,000

Total Short-Term Securities (Cost — $1,900,000) — 0.7%		1,900,000

Total Investments (Cost — $434,678,751*) — 132.1%		376,124,596
Liabilities in Excess of Other Assets — (32.1%)		(91,432,637)

Net Assets — 100.0%		$ 284,691,959

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 434,696,407

Gross unrealized appreciation	$ 4,105,587
Gross unrealized depreciation	(62,677,398)

Net unrealized depreciation	$ (58,571,811)

(a) Convertible security.
(b) Floating rate security. Rate is as of report date.
(c) As a result of bankruptcy proceedings, the company did not repay the principal amount of security upon maturity. The security is non-income producing.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy or is in default of interest payments.
(f) “Other interests” represent beneficial interest in liquidation trusts and other reorganiza-
tion entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.
•Investments in companies considered to be an affiliate of the Fund,for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(4,850,625)	$186,240

•Swaps outstanding as of February 29,2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on
D.R.Horton, Inc. and receive 4.65%
Broker, Lehman Brothers
Expires March 2009	$2,000	$ (4,726)
Sold credit default protection on
Ford Motor Credit Company and receive 2.05%
Broker, Deutsche Bank AG
Expires March 2010	$5,000	(632,485)
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, JPMorgan Chase
Expires June 2012	$1,500	(16,512)
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, UBS AG
Expires December 2012	$1,500	8,238

Total		$(645,485)

See Notes to Financial Statements.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

11

Statement of Assets and Liabilities

As of February 29, 2008

Assets

Investments at value — unaffiliated
(identified cost — $434,678,751)	$ 376,124,596
Unrealized appreciation on swaps	8,238
Cash	454,483
Collateral received for swap contracts	600,000
Interest receivable	6,554,887
Investments sold receivable	5,020,833
Swaps receivable	79,321
Commitment fees receivable	2,938
Prepaid expenses and other assets	22,575

Total assets	388,867,871

Liabilities

Loan payable	91,500,000
Swap premiums received	235,973
Unrealized depreciation on swaps	653,723
Unrealized depreciation on unfunded loan commitments	131,411
Investments purchased payable	11,020,442
Income dividends payable	229,644
Investment advisory fees payable	161,123
Interest on loans payable	71,190
Swaps payable	9,867
Other affiliates payable	2,626
Other accrued expenses payable	159,913

Total liabilities	104,175,912

Net Assets

Net Assets	$ 284,691,959

Net Assets Consist of

Par value $.10 per share (56,433,838 shares issued
and outstanding)	$ 5,643,384
Paid-in capital in excess of par	479,369,238
Undistributed net investment income	754,758
Accumulated net realized loss	(141,744,370)
Net unrealized depreciation	(59,331,051)

Net Assets, $5.04 net asset value per share of Common Stock	$ 284,691,959

See Notes to Financial Statements.

Statement of Operations

For the Year Ended February 29, 2008

Investment Income

Interest (including $186,240 from affiliates)	$ 39,027,617
Facility and other fees	215,739

Total income	39,243,356

Expenses

Investment advisory	2,202,644
Borrowing costs	182,906
Accounting services	127,354
Professional fees	106,307
Printing	57,815
Custodian	37,008
Directors	33,076
Registration	20,652
Transfer agent	697
Miscellaneous	64,706

Total expenses excluding interest expense	2,833,165
Interest expense	6,102,999

Total expenses	8,936,164

Net investment income	30,307,192

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(2,138,800)
Swaps	402,752

(1,736,048)

Net change in unrealized appreciation/depreciation on:
Investments	(59,758,654)
Unfunded loan commitments	(129,698)
Swaps	(616,895)

(60,505,247)

Total realized and unrealized loss	(62,241,295)

Net Decrease in Net Assets Resulting from Operations	$ (31,934,103)

12 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	February 29,	February 28,
Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 30,307,192	$ 31,844,209
Net realized loss	(1,736,048)	(1,583,297)
Net change in unrealized appreciation/depreciation	(60,505,247)	11,083,827

Net increase (decrease) in net assets resulting from operations	(31,934,103)	41,344,739

Dividends to Shareholders from

Net investment income	(31,809,845)	(31,608,871)

Capital Share Transactions

Net increase in net assets resulting from reinvestment of dividends	986,870	2,023,099

Net Assets

Total increase (decrease) in net assets	(62,757,078)	11,758,967
Beginning of year	347,449,037	335,690,070

End of year	$ 284,691,959	$ 347,449,037

End of year undistributed net investment income	$ 754,758	$ 2,511,696

See Notes to Financial Statements.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

13

Statement of Cash Flows

For the Year Ended February 29, 2008

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$ (31,934,103)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	522,088
Increase in prepaid expenses and other assets	(16,717)
Decrease in other liabilities	(19,646)
Swap premium paid	(396,333)
Swap premium received	641,294
Net realized and unrealized loss	63,363,757
Amortization of premium and discount on investments	(212,725)
Cash collateral on swaps	(600,000)
Proceeds from sales and paydowns of long-term investments	241,622,780
Purchases of long-term investments	(204,892,920)
Net proceeds from sales of short-term investments	2,950,625

Net cash provided by operating activities	71,028,100

Cash Used for Financing Activities

Cash receipts from loan	174,000,000
Cash payments on loan	(214,500,000)
Cash dividends paid	(30,593,331)

Net cash used for financing activities	(71,093,331)

Cash

Net decrease in cash	(65,231)
Cash at beginning of year	519,714

Cash at end of year	$ 454,483

Cash Flow Information

Cash paid for interest	$ 6,117,455

Non-Cash Financing Activities

Capital shares issued in reinvestment of dividends paid to shareholders	$ 986,870

See Notes to Financial Statements.

14 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Financial Highlights

	For the	For the Year			For the
	Year Ended	Ended February 28,			Year Ended
	February 29,				February 29,
	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of year	$ 6.17	$ 6.00	$ 6.28	$ 6.10	$ 4.82
Net investment income[1]	.54	.57	.55	.57	.62
Net realized and unrealized gain (loss)	(1.11)	.16	(.27)	.16	1.30

Net increase (decrease) from investment operations	(.57)	.73	.28	.73	1.92

Dividends from net investment income	(.56)	(.56)	(.56)	(.55)	(.64)

Net asset value, end of year	$ 5.04	$ 6.17	$ 6.00	$ 6.28	$ 6.10

Market price, end of year	$ 4.91	$ 6.53	$ 5.88	$ 6.21	$ 6.11

Total Investment Return[2]

Based on net asset value	(9.76%)	12.82%	5.07%	12.88%	41.49%

Based on market price	(16.94%)	21.84%	4.13%	11.44%	25.34%

Ratios to Average Net Assets

Total expenses, excluding interest expense	.86%	.90%	.91%	.91%	.90%

Total expenses	2.70%	3.03%	2.39%	1.69%	1.42%

Net investment income	9.16%	9.42%	9.23%	9.28%	11.23%

Supplemental Data

Net assets, end of year (000)	$ 284,692	$ 347,449	$ 335,690	$ 349,791	$ 339,950

Portfolio turnover	48%	62%	48%	54%	64%

Amount of loan outstanding, end of year (000)	$ 91,500	$ 132,000	$ 141,700	$ 147,500	$ 132,297

Average amount of loan outstanding during the year (000)	$ 109,978	$ 131,575	$ 128,461	$ 137,934	$ 112,037

Asset coverage, end of year, per $1,000 of loan outstanding	$ 4,112	$ 3,632	$ 3,369	$ 3,371	$ 3,570

[1]	Based on average shares outstanding.

[2]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

15

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Senior High Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a non-diversified, closed-end management investment com-
pany. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Fund deter-
mines and makes available for publication the net asset value of its
Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain infor-
mation with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relation-
ships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Floating rate loans are valued in accordance with guidelines established by the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or deal-
ers as obtained from Loan Pricing Corporation (“LPC”). For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans will be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC
(the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Equity investments traded on a national securities exchange or on the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price if applicable. Equity invest-
ments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”) mar-
kets for which market quotations are readily available are valued at the last available bid price. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previous-
ly were valued at the last sales price as of the close of the options trad-
ing on applicable exchanges. OTC options quotations are provided by dealers or pricing services selected under the supervision of the Board.

Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Swap agree-
ments are valued by quoted fair values received daily by the Fund’s pric-
ing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by refer-
ence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
The Fund considers these investments to be investments in debt securi-
ties for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

16 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (continued)

Floating rate loans are usually freely callable at the issuer’s option.
The Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractu-
al relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial inter-
mediaries who are parties to the transactions. In the event of the insol-
vency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Derivative Financial Investments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Credit Default Swaps — The Fund may invest in credit default swaps, which are OTC contracts in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the
Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-
market daily and changes in value are recorded as unrealized appre-
ciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

The Fund may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-

nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective August 31, 2007, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.
The Fund files U.S. and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax return remains open for the years ended
February 28, 2005 through February 28, 2007. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently

BLACKROCK SENIOR HIGH INCOME FUND, INC. FEBRUARY 29, 2008 17

Notes to Financial Statements (continued)

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments
(e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.
Investments to cover the Fund’s deferred compensation liability are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.50%
of the average daily value of the Fund’s net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the

Advisor. For the year ended February 29, 2008, the Fund reimbursed the Advisor $6,388 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended February 29, 2008 were
$201,656,484 and $245,236,267, respectively.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10 per share, all of which were initially classified as Common Stock. The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the years ended February 29,
2008 and February 28, 2007 increased by 159,689 and 332,841, respectively, as a result of dividend reinvestment.

5. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2008, the Fund had outstanding commitments of approximately $1,335,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29,
2008, the Fund had the following unfunded loan commitments:

		Value of
	Unfunded	Underlying
	Commitment	Loans
Borrower	(000)	(000)

Big West Oil	$425	$389
Las Vegas Sands	$300	$267
MEG Energy Corp	$336	$303
NG Wireless	$140	$133
Univision Communications	$134	$112

18 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

6. Short-Term Borrowings:

The Fund is a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North
America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). On
May 16, 2007, the agreement was renewed for one year and has a max-
imum limit of $175,000,000. Under the Citicorp administered program, the conduits will fund advances to the Fund through highly rated com-
mercial paper. The Fund has granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obliga-
tions to the Lenders. The interest rate on the Fund borrowings is based on the interest rate carried by the commercial paper plus a program fee.
In addition, the Fund pays a liquidity fee to the secondary backstop lenders and the agent. The weighted average annual interest rate was
5.53% for the year ended February 29, 2008.

7. Distributions to Shareholders:

No provision is made for U.S. federal income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distribu-
tions to their respective shareholders, which will be sufficient to relieve them from federal income and excise taxes.

Reclassifications: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $12,651,261 has been reclassified between paid-in capital in excess of par and accumulated net realized loss, and $254,285 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of permanent differences attributable to expiration of capital loss carryforwards, accounting for swap agreements, and amortization methods on fixed income securities.
These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended
February 29, 2008 and February 28, 2007 was as follows:

	2/29/2008	2/28/2007

Distributions paid from:
Ordinary income	$ 31,809,845	$ 31,608,871

Total taxable distributions	$ 31,809,845	$ 31,608,871

As of February 29, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed net ordinary income	$ 759,364
Undistributed net long-term capital gains	—

Total undistributed net earnings	759,364
Capital loss carryforward	(140,160,979)*
Net unrealized losses	(60,919,048)**

Total net accumulated losses	$ (200,320,663)

* On February 29, 2008, the Fund had a net capital loss carryforward of
$140,160,979, of which $25,658,795 expires in 2009, $54,958,583 expires in
2010, $30,706,546 expires in 2011, $22,345,071 expires in 2012, $4,906,362 expires in 2014 and $1,585,622 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attribut-
able primarily to the tax deferral of losses on wash sales, the book/tax differences in the accrual of income on securities in default, the deferral of post-October capital losses for tax purposes, accounting for swap agreements and other book/tax temporary differences.

8. Subsequent Event: The Fund paid a net investment income dividend in the amount of $0.047000 per share on March 31, 2008 to shareholders of record on March 14, 2008.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

19

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Senior High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, of BlackRock Senior High Income Fund, Inc. (the “Fund”), including the schedule of investments as of February 29, 2008, and the related state-
ments of operations and cash flows for the year then ended, the state-
ments of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and financial intermediaries; where replies were not received from financial intermediaries, we performed other auditing procedures. We believe that our audits provide a reason-
able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Senior High Income Fund, Inc. as of February 29, 2008, the
results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the peri-
od then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey

April 29, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Senior High Income Fund, Inc. for the fiscal year ended February 29, 2008:

Interest-Related Dividends for Non-U.S. Residents

Month(s) Paid:	March 2007	73.86%*
	April 2007 — January 2008	84.46%*
	February 2008	100.00%*

* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

20 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend Reinvestment Plan
(the “Plan”) under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common
Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the “Plan Agent”). Under the Plan, when-
ever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant’s account either (i) through receipt of additional unissued but authorized shares of the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares of Common
Stock on the open market on the New York Stock Exchange or elsewhere.
If, on the dividend payment date, the Fund’s net asset value per share is equal to or less than the market price per share plus estimated broker-
age commissions (a condition often referred to as a “market premium”), the Plan Agent will invest the dividend amount in newly issued shares.
If the Fund’s net asset value per share is greater than the market price per share (a condition often referred to as a “market discount”), the Plan
Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder’s account. The amount credited is deter-
mined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders, who elect not to participate, will receive all dividend distributions in cash.
Shareholders, who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The
Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund’s shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received.
However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees — There are no enrollment fees or brokerage fees for partici-
pating in the Plan. The Plan Agent’s service fees for handling the rein-
vestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications — The automatic reinvestment of dividends and distri-
butions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends.
Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the
Fund. If, when the Fund’s shares are trading at a market premium, the
Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a por-
tion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund’s shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at
The Bank of New York Mellon, One Wall Street, New York, NY 10286,
Telephone: (800) 432-8224.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

21

Officers and Directors

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

G. Nicholas Beckwith, III	Director	Since	Chairman and Chief Executive Officer, Arch Street Management, LLC	112 Funds	None
40 East 52nd Street		2007	(Beckwith Family Foundation) and various Beckwith property	109 Portfolios
New York, NY 10022			companies since 2005; Chairman of the Board of Directors, University
1945			of Pittsburgh Medical Center since 2002; Board of Directors, Shady
Side Hospital Foundation since 1977; Board of Directors, Beckwith
Institute for Innovation In Patient Care since 1991; Member, Advisory
Council on Biology and Medicine, Brown University since 2002; Trustee,
Claude Worthington Benedum Foundation (charitable foundation) since
1989; Board of Trustees, Chatham College since 1981; Board of Trustees,
University of Pittsburgh since 2002; Emeritus Trustee, Shady Side
Academy since 1977; Formerly Chairman and Manager, Penn West
Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Formerly Chairman, President and
Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005; Formerly
Board of Directors, National Retail Properties (REIT) from 2006 to 2007.

Richard E. Cavanagh	Director	Since	Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life	113 Funds	Arch Chemical
40 East 52nd Street	and	2007	Insurance Company of America since 1998; Chairman and Trustee,	110 Portfolios	(chemicals and
New York, NY 10022	Chair of the		Educational Testing Service since 1997; Director, The Fremont Group		allied products)
1946	Board of		since 1996; Formerly President and Chief Executive Officer of The
	Directors		Conference Board, Inc. (global business research organization) from
1995 to 2007.

Kent Dixon	Director	Since	Consultant/Investor since 1988.	113 Funds	None
40 East 52nd Street	and Member	2007		110 Portfolios
New York, NY 10022	of the Audit
1937	Committee

Frank J. Fabozzi	Director	Since	Consultant/Editor of The Journal of Portfolio Management since 2006;	113 Funds	None
40 East 52nd Street	and Member	2007	Professor in the Practice of Finance and Becton Fellow, Yale University,	110 Portfolios
New York, NY 10022	of the Audit		School of Management, since 2006; Formerly Adjunct Professor of
1948	Committee		Finance and Becton Fellow, Yale University from 1994 to 2006.

Kathleen F. Feldstein	Director	Since	President of Economics Studies, Inc. (private economic consulting firm)	113 Funds	The McClatchy
40 East 52nd Street		2007	since 1987; Chair, Board of Trustees, McLean Hospital since 2000;	110 Portfolios	Company
New York, NY 10022			Member of the Board of Partners Community Healthcare, Inc. since		(publishing)
1941			2005; Member of the Board of Partners HealthCare since 1995;
Member of the Board of Sherrill House (healthcare) since 1990; Trustee,
Museum of Fine Arts, Boston since 1992; Member of the Visiting
Committee to the Harvard University Art Museum since 2003; Trustee,
The Committee for Economic Development (research organization) since
1990; Member of the Advisory Board to the International School of
Business, Brandeis University since 2002; Formerly Director of Bell South
(communications) from 1998 to 2006; Formerly Director of Ionics (water purification) from 1992 to 2005; Formerly Director of John Hancock
Financial Services from 1994 to 2003; Formerly Director of Knight Ridder
(media) from 1998 to 2006.

22 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

James T. Flynn	Director,	Since	Formerly Chief Financial Officer of JP Morgan & Co., Inc. from	112 Funds	None
40 East 52nd Street	and Member	2007	1990 to 1995.	109 Portfolios
New York, NY 10022	of the Audit
1939	Committee

Jerrold B. Harris	Director	Since	Trustee, Ursinus College since 2000; Director, Troenmer LLC	112 Funds	BlackRock-Kelso
40 East 52nd Street		2007	(scientific equipment) since 2000.	109 Portfolios	Capital Corp.
New York, NY 10022
1942

R. Glenn Hubbard	Director	Since	Dean of Columbia Business School since 2004; Columbia faculty	113 Funds	ADP (data and
40 East 52nd Street		2007	member since 1988; Formerly Co-Director of Columbia Business	110 Portfolios	information services),
New York, NY 10022			School’s Entrepreneurship Program from 1997 to 2004; Visiting		KKR Financial
1958			Professor at the John F. Kennedy School of Government at Harvard		Corporation (finance),
			University and the Harvard Business School since 1985 and at the		Duke Realty
			University of Chicago since 1994; Formerly Chairman of the U.S.		(real estate),
			Council of Economic Advisers under the President of the United States		Metropolitan Life
			from 2001 to 2003.		Insurance Company
(insurance),
Information
Services Group
(media/technology)

W. Carl Kester	Director	Since	Mizuho Financial Group Professor of Finance, Harvard Business School.	112 Funds	None
40 East 52nd Street	and Member	2007	Deputy Dean for Academic Affairs since 2006; Unit Head, Finance,	109 Portfolios
New York, NY 10022	of the Audit		Harvard Business School, from 2005 to 2006; Senior Associate Dean
1951	Committee		and Chairman of the MBA Program of Harvard Business School, from
1999 to 2005; Member of the faculty of Harvard Business School since
1981; Independent Consultant since 1978.

Karen P. Robards	Director	Since	Partner of Robards & Company, LLC, (financial advisory firm) since	112 Funds	ArtiCure, Inc.
40 East 52nd Street	and	2007	1987; Co-founder and Director of the Cooke Center for Learning and	109 Portfolios	(medical devices)
New York, NY 10022	Chair of		Development, (a not-for-profit organization) since 1987; Formerly		Care Investment
1950	the Audit		Director of Enable Medical Corp. from 1996 to 2005; Formerly an		Trust, Inc.
	Committee		investment banker at Morgan Stanley from 1976 to 1987.		(healthcare REIT)

Robert S. Salomon, Jr.	Director,	Since	Formerly Principal of STI Management LLC (investment adviser)	112 Funds	None
40 East 52nd Street	and Member	2007	from 1994 to 2005.	109 Portfolios
New York, NY 10022	of the Audit
1936	Committee

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, L. . (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, those directors first became a member of the board of direc-
tors of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent
Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since 1999; R.
Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen . Robards since 1998 and Robert S. Salomon, Jr. since 1996.

BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

23

Officers and Directors (concluded)

Number of
		Length of			BlackRock-
	Position(s)	Time			Advised Funds
Name, Address	Held with	Served as			and Portfolios	Public
and Year of Birth	Fund	a Director	Principal Occupation(s) During Past 5 Years		Overseen	Directorships

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief		185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company		292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,		184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative		291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007; Formerly Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

* Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L ("MLIM") and Fund Asset Management, L ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	2007	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public		Legal Counsel
The Bank of New York Mellon The Bank of New York Mellon			State Street Bank and	Accounting Firm		Skadden, Arps, Slate,
New York, NY 10286	New York, NY 10286		Trust Company	Deloitte & Touche LLP		Meagher & Flom LLP
			Princeton, NJ 08540	Princeton, NJ 08540		New York, NY 10036

24 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

Additional Information

Fund Certification

The Fund is listed for trading on the New York Stock Exchange (“NYSE”)
and has filed wih the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the Securities and Exchange Commission (“SEC”) the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms
N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,

DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund does not make available copies of its Statements of Additional
Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund’s offering and the informa-
tion contained in the Fund’s Statement of Additional Information may
have become outdated.

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

During the period, there were no material changes in the Fund’s invest-
ment objective or policies or to the Fund’s character or by-laws that were not approved by the shareholders or in the principal risk factors associ-
ated with investment in the Fund. There have been no changes in the per-
sons who are primarily responsible for the day-to-day management of the
Fund’s portfolios.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate
BlackRock’s website into this report.

BLACKROCK SENIOR HIGH INCOME FUND, INC. FEBRUARY 29, 2008 25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26 BLACKROCK SENIOR HIGH INCOME FUND, INC.

FEBRUARY 29, 2008

This report is transmitted to shareholders only. It is not a prospectus.
Past performance results shown in this report should not be consid-
ered a representation of future performance. The Fund leverages its
Common Stock, which creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock’s yield.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Senior High Income Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#16651-2/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Ronald W. Forbes (term ended effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Richard R. West (term ended effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Senior
High Income Fund,	$46,300	$41,300	$0	$8,000	$6,100	$6,100	$1,049	$0
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Senior High Income
Fund, Inc.	$294,649	$3,047,017

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Ronald W. Forbes (term ended effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Cynthia A. Montgomery (term ended effective November 1, 2007)
Jean Margo Reid (term ended effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Roscoe S. Suddarth (not reappointed to audit committee effective November 1, 2007; retired effective December 31, 2007)
Richard R. West (term ended effective November 1, 2007)

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge
(1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of February 29,
2008.

(a)(1) BlackRock Senior High Income Fund, Inc. is managed by a team of investment professionals comprised of Mark J. Williams, Managing Director at BlackRock and Kevin J.
Booth, CFA, Managing Director at BlackRock. Each is a member of BlackRock’s fixed income portfolio management group. Mr. Williams is responsible for setting overall investment strategy and overseeing management of the Fund. Mr. Booth is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr.
Williams has been a member of the Fund’s management team since 2006. Mr. Booth has been a member of the Fund’s management team since 2001.

Mr. Williams is the head of BlackRock’s bank loan group and a member of the Investment
Strategy Group. His primary responsibility is originating and evaluating bank loan investments for the firm's collateralized bond obligations. He is also involved in the evaluation and sourcing of mezzanine investments. Prior to joining BlackRock in 1998, Mr.
Williams spent eight years with PNC Bank's New York office and was a founding member of the bank's Leveraged Finance Group. In that capacity he was responsible for structuring proprietary middle market leveraged deals and sourcing and evaluating broadly syndicated leveraged loans in the primary and secondary markets for PNC Bank's investment portfolio.
From 1984 until 1990, Mr. Williams worked in PNC Bank's Philadelphia office in a variety of marketing and corporate finance positions.

Kevin Booth is co-head of the high yield team within BlackRock’s Fixed Income Portfolio
Management Group. His primary responsibilities are managing portfolios and directing investment strategy. He specializes in hybrid high yield portfolios, consisting of leveraged bank loans, high yield bonds, and distressed obligations. Prior to joining BlackRock, Mr.
Booth was a Managing Director (Global Fixed Income) of Merrill Lynch Investment
Managers (“MLIM”) in 2006, a Director from 1998 to 2006 and was a Vice President of
MLIM from 1991 to 1998. He has been a portfolio manager with BlackRock or MLIM since
1992, and was a member of MLIM’s bank loan group from 2000 to 2006.

(a)(2) As of February 29, 2008:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based

	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Mark Williams	10	18	1	0	13	0

	$3.85 Billion	$6.39 Billion	$142.6 Million	$0	$5.04 Billion	$0

Kevin Booth	24	11	8	0	4	3

	$10.3 Billion	$4.11 Billion	$1.94 Billion	$0	$2.14 Billion	$408.7 Million

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may,

consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition,
BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the
Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the
Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-
public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers, including Messrs. Booth and Williams, currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of February 29, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by
BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock
Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within
BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.
In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment
Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

Portfolio Manager	Applicable Benchmarks

Kevin Booth	A combination of market-based indices (e.g., The Lehman Brothers
U.S. Corporate High Yield 2% Issuer Cap Index), certain
customized indices and certain fund industry peer groups.

Mark Williams	A combination of market-based indices (e.g., Credit Suisse
Leveraged Loan Index, LIBOR), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.
Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in
BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in
BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock.
Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible
BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Williams has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a
401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee
Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of
1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of February 29, 2008, the portfolio managers beneficially owned stock issued by the Fund in the ranges set forth below:

Portfolio Manager	Dollar Range

Kevin Booth	$10,001 to $50,000

Mark Williams	None

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior High Income Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: April 23, 2008